Long-Term Payables (Details) - shares	Dec. 31, 2024	Dec. 31, 2023		Dec. 31, 2022	[1]	Oct. 10, 2022	Dec. 31, 2021
Long-Term Payables [Abstract]
Interest rate	6.00%
Treasury shares		204,348
Treasury Shares [Member]
Long-Term Payables [Abstract]
Treasury shares		204,348	[1]	204,348		204,348
Supplier [Member] | Treasury Shares [Member]
Long-Term Payables [Abstract]
Treasury shares	(204,348)

[1]	The share data has been retroactively re-stated to reflect the current capital structure of the Company.